OTHER NON-FINANCIAL ASSETS (Details) - Schedule of movement of contracts assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement of contracts assets [Abstract]
Opening Balance	$ 56,576	$ 48,957
Activation	146,778	166,300
Cummulative translation adjustment	(14,672)	(4,950)
Amortization	(173,206)	(153,731)
Closing Balance	$ 15,476	$ 56,576